Post-employment benefits - Disclosure of Reconciliation of Defined Benefit Liability (Asset) (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Changes in net defined benefit liability (asset) [abstract]
Contributions by employer	€ 700	€ 700	€ 700
Pension defined benefit plan
Disclosure of defined benefit plans [line items]
Beginning balance	7,619	5,062
Changes in net defined benefit liability (asset) [abstract]
Current service cost	721	1,202	1,224
Interest income	71	87	75
Settlements	(23)
Exchange differences	291	(131)	233
Ending balance	7,020	7,619	5,062
Present value of defined benefit obligation | Pension defined benefit plan
Disclosure of defined benefit plans [line items]
Beginning balance	16,939	12,822	12,620
Changes in net defined benefit liability (asset) [abstract]
Current service cost	721	1,202	1,224
Interest income	99	166	128
Contributions by employees	1,473	838	1,101
(Gain)/loss from change in demographic assumptions	0	0	43
(Gain)/loss from change in financial assumptions	(130)	1,915	(439)
Experience (gains)/loss	94	211	(44)
Benefits paid	(1,369)	(884)	(1,036)
Settlements	23	(3)	(1,206)
Exchange differences	(701)	671	431
Ending balance	17,149	16,939	12,822
Plan assets | Pension defined benefit plan
Disclosure of defined benefit plans [line items]
Beginning balance	9,320	7,760	7,213
Changes in net defined benefit liability (asset) [abstract]
Interest income	(28)	(79)	(53)
Return on plan assets (excluding amounts included in net interest expense)	16	(36)	(12)
Contributions by employees	1,473	838	1,101
Benefits paid	981	575	919
Settlements	0	0	(668)
Exchange differences	(410)	540	275
Contributions by employer	684	714	717
Ending balance	€ 10,130	€ 9,320	€ 7,760